Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Oct. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Redeemable Shares, outstanding shares			2,423,616
Preferred stock, shares authorized	10,000,000			10,000,000
Preferred stock, shares issued	0			0
Preferred stock, shares outstanding	0			0
Common shares, par value (in dollars per share)		$ 0	$ 0
Common shares, authorized shares			590,000,000
Common shares, issued shares	51,457,023
Common shares, outstanding shares	51,457,023
Common shares
Redeemable Shares, par value (in dollars per share)				1.00
Redeemable Shares, outstanding shares				3,187,500
Common shares, par value (in dollars per share)	0		$ 0
Common shares, authorized shares	590,000,000
Common shares, issued shares	51,457,023				1
Common shares, outstanding shares	51,457,023	40,448,744
Class A Voting Common Stock
Common shares, par value (in dollars per share)				1.00
Common shares, authorized shares				42,500,000
Common shares, issued shares				1,657,500
Common shares, outstanding shares				1,657,500		1,657,500	1,657,500
Class B Nonvoting Common Stock
Common shares, par value (in dollars per share)				1.00
Common shares, authorized shares				807,500,000
Common shares, issued shares				31,492,500
Common shares, outstanding shares				31,492,500		31,492,500	31,492,500
Class C Voting Common Stock
Common shares, par value (in dollars per share)	1.00			1.00
Common shares, authorized shares	6,222,000			6,222,000
Common shares, issued shares	0			0
Common shares, outstanding shares	0			0